Accruals and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accruals and Other Payables [Abstract]
Schedule of Accruals and Other Payables
	As of December 31,
	2024	2025
	USD’000	USD’000
Wages payables	110	154
Other payables and accruals	188	499
Deferred government grants	14	—
Other tax payables	45	(10)
	357	643